STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 42	$ (109)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,282	1,143
(Gain) loss on sales and disposal of assets		1
Net (accretion) amortization on securities	(376)	(330)
Provision (benefit) for credit losses	520	(376)
Increase in cash surrender value of life insurance	(170)	(145)
Amortization of mortgage servicing rights	304	1,059
Federal Home Loan Bank stock dividends	(120)	(59)
Net gain on sales of available for sale securities	(308)	(203)
Net gain on sales of mortgage servicing rights	(2,251)
Deferred income taxes (benefit)	130	163
Net (increase) decrease in derivative instruments	(357)	(626)
Changes in other operating assets and liabilities	(1,444)	(966)
Loans held for sale:
Originations	190,186	196,168
Proceeds from sale	184,797	179,725
Gain on sale of loans, net	(6,766)	(6,726)
Net change in fair value	(160)	(233)
Net cash provided by (used in) operating activities	(15,063)	(23,850)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of securities available for sale	(12,387)	(2,955)
Proceeds from maturities, prepayments, and sales of securities available for sale	12,416	14,364
Proceeds from sale of mortgage servicing rights	4,194
Purchase of FHLB stock		(1,387)
(Increase) decrease in loans held for investment, net	(60,161)	(63,677)
Purchases of premises and equipment	(2,069)	(4,609)
Proceeds from sale of other real estate owned	37	113
Net cash provided by (used in) investing activities	(57,970)	(58,151)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in deposits	1,335	5,003
Net change in other borrowings	46,300	65,100
Net change in advances by borrowers for taxes and insurance	(2,295)	(633)
Net cash provided by (used in) financing activities	45,340	69,470
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(27,693)	(12,531)
Cash and cash equivalents at beginning of period	87,108	60,737
Cash and cash equivalents at end of period	59,415	48,206
Supplemental Disclosures For Cash Flow Information:
Cash paid for interest on deposits and borrowings	6,511	2,627
Cash paid for income taxes	1,244
Loans transferred to other real estate owned	$ 2,028	$ 643